Notes to the consolidated statements of income - Trade accounts receivables and contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Notes to the consolidated statements of income
Trade accounts receivables	€ 3,341,111	€ 3,284,712
Contract liabilities	22,802	37,632
Impairment losses relate to receivables	41,982	€ 16,981
Revenue that was included in contract liability balance at beginning of period	€ 12,608